Related Party Transactions (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	0 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended			1 Months Ended	3 Months Ended			6 Months Ended	8 Months Ended	9 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 17, 2012	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Feb. 15, 2013 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Jan. 24, 2013 Linn Energy, LLC [Member]	May 16, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Feb. 15, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 17, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Nov. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Sep. 30, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Jun. 30, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Mar. 31, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Jun. 30, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Sep. 30, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Jan. 24, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Sep. 30, 2013 Linn Energy, LLC [Member] Director [Member]	Jun. 30, 2013 Linn Energy, LLC [Member] Director [Member]	Mar. 31, 2013 Linn Energy, LLC [Member] Director [Member]	Jun. 30, 2013 Linn Energy, LLC [Member] Director [Member]	Sep. 30, 2013 Linn Energy, LLC [Member] Director [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Director [Member]
Related Party Transaction [Line Items]
Capital contributed by LINN for share purchase			$ 1,000	$ 1,000	$ 1,000	$ 1,000			$ 1,000	$ 1,000	$ 1,000																											$ 1,000
Initial public offering, proceeds	1,200,000,000																												1,200,000,000
Ownership percentage				15.00%	15.00%	15.00%			15.00%	15.00%																					15.00%	15.00%	15.00%	15.00%	15.00%	15.00%		100.00%
General and administrative expenses		155,000	635,000	2,531,000	11,767,000	724,000	351,000	506,000	14,298,000	1,230,000	14,933,000		45,431,000	46,305,000	58,566,000	45,166,000	41,185,000	43,321,000	104,871,000	84,506,000	150,302,000	129,672,000	173,206,000	133,272,000	99,078,000						1,000,000	3,000,000	12,000,000	15,000,000		15,000,000
Units of LINN Energy acquired	34,787,500																												34,787,500
General and administrative expenses paid on behalf of related party																																	2,000,000	8,000,000	1,000,000	9,000,000
Business Combination, Acquisition Related Costs			125,000	2,000,000	11,000,000				13,000,000		13,000,000																				125,000	2,000,000	11,000,000	13,000,000		13,000,000
Offering costs paid on behalf of related party																																			3,000,000
Distribution paid during period												170,000,000															50,000,000	25,000,000		25,000,000						76,000,000
Per unit cash dividend paid (in dollars per unit)																										$ 0.725											$ 0.725
Related Party Transaction, Amounts of Transaction																															403,000	344,000	462,000	806,000	772,000	1,000,000			7,000,000	7,000,000	6,000,000	13,000,000	20,000,000	21,000,000
Offering costs paid by related party																															$ 361,000	$ 361,000	$ 361,000	$ 361,000		$ 361,000